Taxes on Income (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 5,519	$ 3,324
Accrued expenses	80	66
R&D capitalization	1,335	1,005
Fund raising costs 2021		275
Fund raising costs 2023	70
Operating lease liability	8
Total deferred tax assets	7,012	4,670
Valuation allowance	(7,012)	4,670
Deferred tax liabilities:
Total deferred tax liabilities
Net deferred taxes